Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2024
Income Tax Expense [Abstract]
A Reconciliation Between Tax Expense and Product of Accounting Profits Multiplied	The major components of income tax expense recognized in profit or loss for the years ended June 30, 2022, 2023 and 2024 were:
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Current income tax
Current year’s provision	7,800	2,918	-	-
Over provision in prior financial year	(59,174)	(6,720)	-	-

Deferred taxation
Current year (Note 12)	83,000	16,718	167,356	35,489
	31,626	12,916	167,356	35,489

Schedule of A Reconciliation Between Tax Expense and Product of Accounting Profits Multiplied	A reconciliation between tax expense and the product of accounting profit/(loss) multiplied by Malaysia income tax rate for the financial years ended June 30, 2022, 2023 and 2024 were as follows:
	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Profit/(Loss) before income tax	594,686	197,435	(1,832,106)	(388,512)

Tax calculated at tax rate of 24% (2023: 24%)	142,725	47,385	(439,705)	(93,243)

Effects of:
Expenses not deductible for tax purposes	461,481	624,957	559,498	118,646
Income not subject to tax	(27,143)	(312)	-	-
Tax concessions and deductions	(487,045)	(684,717)	(410,846)	(87,123)
Deferred tax assets not recognized	83,040	58,320	484,240	102,687
Utilization of deferred tax assets previously not recognized	(91,000)	(17,040)	-	-
Over provision in prior financial year	(59,174)	(6,720)	-	-
Others	8,742	(8,957)	(25,831)	(5,478)
	31,626	12,916	167,356	35,489